Share Capital - Schedule of stock options outstanding (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
01-Jan-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	1-Jan-17
23-Dec-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	23-Dec-19
July 28, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	28-Jul-20
September 29, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	29-Sep-20
December 31, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	31-Dec-20
26- oct- 21
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	26-Oct-21
Stock Options [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	414,568
Number of options exercisable	279,442
Weighted Average Exercise Price | $ / shares	$ 13.88
Remaining contractual life (years)	4 years 6 months 7 days
Stock Options [Member] | 01-Jan-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	2,207
Number of options exercisable	2,207
Weighted Average Exercise Price | $ / shares	$ 40.00
Expiry date	1-Jan-22
Remaining contractual life (years)	3 days	[1]
Stock Options [Member] | 11-Jan-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	11-Jan-17
Number of options outstanding	2,483
Number of options exercisable	2,483
Weighted Average Exercise Price | $ / shares	$ 41.00
Expiry date	11-Jan-22
Remaining contractual life (years)	10 days	[1]
Stock Options [Member] | 04-Apr-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	4-Apr-17
Number of options outstanding	6,897
Number of options exercisable	6,897
Weighted Average Exercise Price | $ / shares	$ 63.00
Expiry date	4-Apr-22
Remaining contractual life (years)	3 months 3 days
Stock Options [Member] | 24-Jul-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	24-Jul-17
Number of options outstanding	690
Number of options exercisable	690
Weighted Average Exercise Price | $ / shares	$ 79.00
Expiry date	18-Feb-22
Remaining contractual life (years)	1 month 17 days	[1]
Stock Options [Member] | 24-Jul-17 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	24-Jul-17
Number of options outstanding	7,929
Number of options exercisable	7,929
Weighted Average Exercise Price | $ / shares	$ 79.00
Expiry date	24-Jul-22
Remaining contractual life (years)	6 months 21 days
Stock Options [Member] | 24-Dec-18 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	24-Dec-18
Number of options outstanding	12,896
Number of options exercisable	12,896
Weighted Average Exercise Price | $ / shares	$ 57.00
Expiry date	24-Dec-23
Remaining contractual life (years)	1 year 11 months 23 days
Stock Options [Member] | 24-Dec-18 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	24-Dec-18
Number of options outstanding	1,724
Number of options exercisable	1,724
Weighted Average Exercise Price | $ / shares	$ 57.00
Expiry date	18-Feb-22
Remaining contractual life (years)	1 month 17 days	[1]
Stock Options [Member] | 15-Jan-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	15-Jan-19
Number of options outstanding	828
Number of options exercisable	828
Weighted Average Exercise Price | $ / shares	$ 57.00
Expiry date	15-Jan-24
Remaining contractual life (years)	2 years 14 days
Stock Options [Member] | 21-Mar-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	21-Mar-19
Number of options outstanding	12,345
Number of options exercisable	12,345
Weighted Average Exercise Price | $ / shares	$ 63.00
Expiry date	21-Mar-24
Remaining contractual life (years)	2 years 2 months 19 days
Stock Options [Member] | 01-Jan-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	1-Jan-20
Number of options outstanding	2,069
Number of options exercisable	1,380
Weighted Average Exercise Price | $ / shares	$ 57.00
Expiry date	1-Jan-24
Remaining contractual life (years)	2 years
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	15-Nov-20
Number of options outstanding	95,000
Number of options exercisable	59,375
Weighted Average Exercise Price | $ / shares	$ 6.00
Expiry date	15-Nov-30
Remaining contractual life (years)	8 years 10 months 17 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	15-Nov-20
Number of options outstanding	161,500
Number of options exercisable	100,938
Weighted Average Exercise Price | $ / shares	$ 6.00
Expiry date	15-Nov-25
Remaining contractual life (years)	3 years 10 months 17 days
Stock Options [Member] | 15-Nov-20 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	15-Nov-20
Number of options outstanding	20,000
Number of options exercisable	20,000
Weighted Average Exercise Price | $ / shares	$ 6.00
Expiry date	18-Feb-22
Remaining contractual life (years)	1 month 17 days	[1]
Stock Options [Member] | 2-Jan-21 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	2-Jan-21
Number of options outstanding	57,000
Number of options exercisable	28,500
Weighted Average Exercise Price | $ / shares	$ 11.50
Expiry date	2-Jan-26
Remaining contractual life (years)	4 years 3 days
Stock Options [Member] | 2-Jan-21 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	2-Jan-21
Number of options outstanding	5,000
Number of options exercisable	2,500
Weighted Average Exercise Price | $ / shares	$ 11.50
Expiry date	2-Jan-31
Remaining contractual life (years)	8 years 3 days
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	18-Jan-21
Number of options outstanding	14,500
Number of options exercisable	7,250
Weighted Average Exercise Price | $ / shares	$ 11.50
Expiry date	18-Jan-26
Remaining contractual life (years)	4 years 18 days
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	18-Jan-21
Number of options outstanding	1,500
Number of options exercisable	1,500
Weighted Average Exercise Price | $ / shares	$ 11.50
Expiry date	31-Aug-22
Remaining contractual life (years)	8 months 1 day
Stock Options [Member] | 18-Jan-21 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	18-Jan-21
Number of options outstanding	10,000
Number of options exercisable	10,000
Weighted Average Exercise Price | $ / shares	$ 11.50
Expiry date	29-Oct-22
Remaining contractual life (years)	9 months 29 days
Agents Option [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	445,926
Number of options exercisable	445,926
Weighted Average Exercise Price | $ / shares	$ 7.51
Remaining contractual life (years)	3 years 6 months 21 days
Agents Option [Member] | July 28, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	28-Jul-20
Number of options outstanding	1,702
Number of options exercisable	1,702
Weighted Average Exercise Price | $ / shares	$ 20.49
Expiry date	28-Jul-22
Remaining contractual life (years)	6 months 25 days
Agents Option [Member] | September 29, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	29-Sep-20
Number of options outstanding	113,500
Number of options exercisable	113,500
Weighted Average Exercise Price | $ / shares	$ 6.60
Expiry date	28-Sep-25
Remaining contractual life (years)	3 years 9 months
Agents Option [Member] | September 29, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	29-Sep-20
Number of options outstanding	266,000
Number of options exercisable	266,000
Weighted Average Exercise Price | $ / shares	$ 6.85
Expiry date	28-Sep-25
Remaining contractual life (years)	3 years 9 months
Agents Option [Member] | December 31, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Grant Date	31-Dec-20
Number of options outstanding	64,724
Number of options exercisable	64,724
Weighted Average Exercise Price | $ / shares	$ 11.50
Expiry date	30-Jun-24
Remaining contractual life (years)	2 years 6 months
Share Purchase Warrants [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	5,121,328
Exercise Price | $ / shares	$ 7.64
Share Purchase Warrants [Member] | 23-Dec-19 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	54,248
Expiry date	23-Dec-22
Exercise Price | $ / shares	$ 51.22
Share Purchase Warrants [Member] | July 28, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	74,138
Expiry date	28-Jul-22
Exercise Price | $ / shares	$ 20.49
Share Purchase Warrants [Member] | September 29, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	1,805,585
Expiry date	28-Sep-25
Exercise Price | $ / shares	$ 6.85
Share Purchase Warrants [Member] | December 31, 2020 [Member]
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	1,294,500
Expiry date	30-Jun-24
Exercise Price | $ / shares	$ 11.50
Share Purchase Warrants [Member] | 26- oct- 21
Share Capital (Details) - Schedule of stock options outstanding [Line Items]
Number of options outstanding	1,892,857
Expiry date	03-Nov-26
Exercise Price | $ / shares	$ 4.00

[1]	Expired subsequent to the year end.